UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-3595

Name of Fund:  Merrill Lynch Healthcare Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
       Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 4/30/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Merrill Lynch Healthcare Fund, Inc.
Schedule of Investments as of January 31, 2005                                                           (in U.S. dollars)
NORTH AMERICA      Industry*                            Shares Held       Common Stocks                         Value
United States -    Biotechnology Discovery Tools         60,000           +Charles River Laboratories
87.9%              & Platform Technologies - 5.2%                          International, Inc.               $   2,842,800
                                                        220,000           +Covance, Inc.                         9,350,000
                                                        500,000           +Exelixis, Inc. (d)                    3,880,000
                                                        220,000           +Lexicon Genetics, Inc.                1,474,000
                                                        940,000           +Medarex, Inc. (d)                     8,939,400
                                                                                                             -------------
                                                                                                                26,486,200

                   Biotechnology Products - 15.2%       500,000           +Amgen, Inc.                          31,120,000
                                                        315,000           +Bioenvision, Inc.                     2,375,100
                                                        400,000           +Biogen Idec, Inc.                    25,984,000
                                                          5,000           +Cell Genesys, Inc.                       35,000
                                                        100,000           +Cypress Bioscience, Inc.              1,361,000
                                                         25,000           +Genentech, Inc. (d)                   1,192,750
                                                        160,000           +Gilead Sciences, Inc.                 5,296,000
                                                         45,000           +Incyte Corp.                            403,200
                                                        170,000           +Isolagen, Inc. (d)                    1,157,700
                                                         40,000           +Neurocrine Biosciences, Inc. (d)      1,830,000
                                                        207,900           +Nuvelo, Inc.                          1,642,410
                                                        200,000           +Progenics Pharmaceuticals, Inc.       4,052,000
                                                         80,000           +Telik, Inc.                           1,521,600
                                                                                                             -------------
                                                                                                                77,970,760

                   Health Care Facilities - 2.7%        400,000            Manor Care, Inc.                     13,820,000

                   Health Care Information              485,400           +Cerner Corp. (d)                     24,148,650
                   & Technology - 4.7%

                   Managed Health Care -                150,000           +WellCare Health Plans, Inc. (d)       5,280,000
                   Medicare/Medicaid - 1.0%

                   Managed Health Care -                270,000            Aetna, Inc. New Shares               34,303,500
                   Multiline - 20.7%                    400,000            UnitedHealth Group, Inc.             35,560,000
                                                        300,000           +WellPoint, Inc.                      36,450,000
                                                                                                             -------------
                                                                                                               106,313,500

                   Managed Health Care -                100,000           +Health Net, Inc. (d)                  2,909,000
                   Regional - 6.1%                      200,000           +Humana, Inc.                          6,854,000
                                                        350,000           +Pacificare Health Systems            21,535,500
                                                                                                             -------------
                                                                                                                31,298,500

                   Medical Devices - 8.1%               100,000           +Cytyc Corp.                           2,505,000
                                                         80,000            Diagnostic Products Corp.             4,061,600
                                                        150,000           +Intuitive Surgical, Inc.              5,985,000
                                                        100,000            Medtronic, Inc.                       5,249,000
                                                         29,800           +OccuLogix, Inc. (d)                     233,930
                                                        500,000           +SonoSite, Inc. (d)                   15,865,000
                                                        200,000           +St Jude Medical, Inc.                 7,856,000
                                                                                                             -------------
                                                                                                                41,755,530

                   Pharmaceutical -                     399,000            Abbott Laboratories                  17,962,980
                   Diversified - 3.5%

                   Pharmaceutical -                      60,000            Wyeth                                 2,377,800
                   Prescription - 0.4%

                   Pharmaceutical -                      80,000           +Amylin Pharmaceuticals, Inc.          1,792,800
                   Specialty - 13.6%                     70,000           +CV Therapeutics, Inc.                 1,442,700
                                                        400,000           +Celgene Corp. (d)                    10,936,000
                                                        500,000           +Cell Therapeutics, Inc.               4,800,000
                                                        177,800           +Dusa Pharmaceuticals, Inc.            2,435,860
                                                         40,000           +Idenix Pharmaceuticals Inc.             772,000
                                                        462,400           +La Jolla Pharmaceutical Co.             688,976
                                                        217,700           +MGI Pharma, Inc. (d)                  4,939,613
                                                         60,000            Medicis Pharmaceutical Corp.
                                                                           Class A                               2,166,000
                                                         25,000           +Myriad Genetics, Inc.                   619,000
                                                        300,000           +Nabi Biopharmaceuticals               3,873,000
                                                        193,458           +OSI Pharmaceuticals, Inc.            12,594,116
                                                        400,000           +Sepracor, Inc. (d)                   22,872,000
                                                                                                             -------------
                                                                                                                69,932,065

                   Pharmacy Benefit                     793,700           +Caremark Rx, Inc.                    31,033,670
                   Managers - 6.7%                       50,000           +Express Scripts, Inc.                 3,709,500
                                                                                                             -------------
                                                                                                                34,743,170
                                                                           Total Common Stocks in
                                                                           North America - 87.9%               452,089,155
PACIFIC BASIN/ASIA
India - 1.9%       Pharmaceutical -                     375,285            Cadila Healthcare Ltd.                4,706,644
                   Generic - 1.6%                       300,000            Sun Pharmaceuticals Industries Ltd.   3,407,857
                                                                                                             -------------
                                                                                                                 8,114,501

                   Pharmaceutical -                     257,800            Nicholas Piramal India Ltd.           1,565,520
                   Specialty - 0.3%
                                                                           Total Common Stocks in India          9,680,021

Japan - 0.1%       Pharmaceuticals - 0.1%                20,400            Sankyo Co., Ltd.                        454,164

                                                                           Total Common Stocks in Japan            454,164

                                                                           Total Common Stocks in the
                                                                           Pacific Basin/Asia - 2.0%            10,134,185
WESTERN EUROPE
France - 1.2%      Pharmaceuticals - 1.2%                80,000            Sanofi-Aventis                        5,957,910

                                                                           Total Common Stocks in France         5,957,910

Ireland - 1.0%     Biotechnology Products - 1.0%        200,000           +Elan Corp. Plc (a)(d)                 5,386,000

                                                                           Total Common Stocks in Ireland        5,386,000

Switzerland - 6.1% Pharmaceutical -                     100,000            Novartis AG Registered Shares         4,800,356
                   Prescription - 6.1%                  250,000            Roche Holding AG                     26,669,190

                                                                           Total Common Stocks in Switzerland   31,469,546

United Kingdom -   Medical Devices - 0.3%               140,506            Smith & Nephew Plc                    1,376,325
1.6%
                   Pharmaceutical -                   1,700,000           +Ark Therapeutics Group Plc            2,869,699
                   Specialty - 1.3%                     100,000            Shire Pharmaceuticals Plc (a)         3,500,000
                                                        200,000           +Skyepharma Plc                          242,644
                                                                                                             -------------
                                                                                                                 6,612,343
                                                                           Total Common Stocks in the
                                                                           United Kingdom                        7,988,668

                                                                           Total Common Stocks in
                                                                           Western Europe - 9.9%                50,802,124

                                                                           Total Investments in Common Stocks
                                                                           (Cost - $401,388,418) - 99.8%       513,025,464
                                                 Beneficial Interest       Short-Term Securities
                                                 $    3,523,356            Merrill Lynch Liquidity Series,
                                                                           LLC Cash Sweep Series I (b)           3,523,356
                                                     60,672,200            Merrill Lynch Liquidity Series,
                                                                           LLC Money Market Series (b)(c)       60,672,200

                                                                           Total Investments in
                                                                           Short-Term Securities
                                                                           (Cost - $64,195,556) - 12.5%         64,195,556

                   Total Investments (Cost - $465,583,974**)  - 112.3%                                         577,221,020
                                                                                                             -------------
                   Liabilities in Excess of Other Assets - (12.3%)                                             (63,095,224)
                                                                                                             -------------
                   Net Assets - 100.0%                                                                       $ 514,125,796
                                                                                                             =============

*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

**The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                           $   466,196,844
                                         ===============
Gross unrealized appreciation            $   116,245,495
Gross unrealized depreciation                 (5,221,319)
                                         ---------------
Net unrealized appreciation              $   111,024,176
                                         ===============

+Non-income producing security.

(a)Depositary Receipts.

(b)Investments in companies considered to be an affiliate of the
Fund (such companies are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940) were as follows:
                                                               Interest/
                                             Net               Dividend
Affiliate                                  Activity             Income

Merrill Lynch Liquidity Series, LLC
  Cash Sweep Series I                 $   (4,100,561)       $   178,556
Merrill Lynch Liquidity Series, LLC
  Money Market Series                 $  (74,487,606)       $   156,299
Merrill Lynch Premier
  Institutional Fund                     (45,053,269)       $    17,878

(c)Security was purchased with the cash proceeds from securities loans.

(d)Security, or a portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Healthcare Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Healthcare Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Healthcare Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       Merrill Lynch Healthcare Fund, Inc.


Date: March 21, 2005